400 Howard Street
P.O. Box 7101
San Francisco, CA 94105
Tel +1 415 670 7897
Fax +1 415 618 5462
edward.baer@blackrock.com
February 25, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)
            Securities Act File No. 333-179904;
            Investment Company Act File No. 811-22649

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information, each dated February 24, 2014, do not differ from those contained in the following Post-Effective Amendments to the Trust’s Registration Statement on Form N-1A, filed electronically on February 24, 2014.

Series	Post-Effective Amendment No.
iShares Enhanced International Large-Cap ETF	63
iShares Enhanced International Small-Cap ETF	64

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7897.

Yours truly,

/s/ Edward Baer
Edward Baer, Esq.

cc:  Benjamin J. Haskin, Esq.